Leases	6 Months Ended
Jun. 30, 2022
Leases [Abstract]
LEASES
5. LEASES
As of June 30, 2022, the Company has operating leases recorded on its balance sheet for certain office spaces and facilities that expire on various dates through 2024. The Group does not plan to cancel the existing lease agreements for its existing facilities prior to their respective expiration dates. When determining the lease term, the Group includes options to extend or terminate the lease when it is reasonably certain that it will exercise that option, if any. All of the Group’s leases qualify as operating leases.

Information related to operating leases as of December 31, 2021 and as of June 30, 2022 is as follows.

	As of December 31,	As of June 30,
	2021	2022
	RMB	RMB	US$
			(Note 2)
Assets
Operating lease right-of-use assets	29,652	22,174	3,310
Liabilities
Operating lease liabilities, current	17,527	19,280	2,878
Operating lease liabilities, non-current	14,830	7,547	1,127

	32,357	26,827	4,005

Future minimum payments under
non-cancelable
operating leases with initial terms in excess of one year consist of the following as of June 30,
2022:

	RMB	US$
		(Note 2)
For the years ending:
2022	11,515	1,719
2023	14,035	2,095
2024	2,055	307
2025	—	—
2026 and thereafter	—	—

Total undiscounted lease payments	27,605	4,121
Less: imputed interest	(778)	(116)

Total lease liabilities	26,827	4,005

The below table summarizes lease costs and other information for the six months ended June 30, 2022:

	For the six months ended June 30,
	2022
	RMB	US$
		(Note 2)
Lease cost
Operating lease cost	9,147	1,365
Short-term lease cost	534	80

Total lease cost	9,681	1,445

Other information
Cash paid for amounts included in the measurement of lease liabilities	7,200	1,075
Right-of-use assets obtained in exchange for new operating lease liabilities	1,010	151
Weighted-average remaining lease term	1.47 years	1.47 years
Weighted-average discount rate	5.0%	5.0%
For the six months ended June 30, 2021 and 2022, the Company did not have variable lease cost or sublease income.